CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net profit/(loss) for the year		$ (24.9)	$ (4.2)	$ (33.1)	$ (1.2)	$ 2.4
Items that may be reclassified to profit or loss:
Exchange rate adjustment arising from translation of entities using a functional currency different from USD		(0.2)		(0.5)	0.1	0.4
Fair value adjustment on hedging instruments		1.5	2.6	6.2	5.5	9.2
Fair value adjustment on hedging instruments transferred to income statement		(0.5)	(1.0)	(2.9)	(1.3)	(2.3)
Other comprehensive income/(loss) after tax	[1]	0.8	1.6	2.8	4.3	7.3
Total comprehensive income/(loss) for the year		$ (24.1)	$ (2.6)	$ (30.3)	$ 3.1	$ 9.7

[1]	No income tax was incurred relating to other comprehensive income/(loss) items.